Consolidated Statements of Comprehensive Income ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Statement of comprehensive income [abstract]
Profit / (loss) for the year		₨ 46,909		$ 721	₨ 98,545	₨ (181,348)
Items that will not be reclassified subsequently to profit or loss
Re-measurement of defined benefit obligation	[1]	101		2	(14)	(93)
Items that will be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	[1]	87,416		1,343	(3,466)	3,227
Gain on available-for-sale financial investments		900		14	263	170
Cash flow hedges	[1],[3]	(102)	[2]	(2)	(16)	163	[4]
Other comprehensive income / (loss) during the year		88,315		1,357	(3,233)	3,467
Total comprehensive income / (loss) for the year		135,224		2,078	95,312	(177,881)
Total Comprehensive Income / (loss) attributable to:
Equity holders of the parent		101,275		1,556	54,292	(132,708)
Non-controlling interests		33,949		522	41,020	(45,173)
Total comprehensive income / (loss) for the year		₨ 135,224		$ 2,078	₨ 95,312	₨ (177,881)

[1]	Refer to Note 7 for tax related to each component of other comprehensive income / (loss)
[2]	Refer to Note 32(a) for amounts reclassified into consolidated statements of profit / (loss) for the year out of other comprehensive income / (loss)
[3]	Refer to Note 32(a) for amounts reclassified into consolidated statements of profit or loss for the year out of other comprehensive income.
[4]	Refer to Note 32(a) for amounts reclassified into consolidated statements of profit or loss for the year out of other comprehensive income